UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     -----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2006
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J Performance
Fund

Financial Statements and Financial Highlights for the Year Ended December 31, 2006, and Report of
Independent Registered Public Accounting Firm

PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited


INTRODUCTION

The PC&J Performance Fund (the "Fund") is a registered investment company under the Investment Company Act of 1940. The enclosed 2006 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

For the sixth year in a row, value stocks outperformed growth stocks during 2006. According to the Russell indices, the small value stocks were the standout performers, rising approximately 21% for the year, but the large value segment was close behind with a 20% return. By contrast, large growth stocks returned about 8% for 2006.

This continued disparity in investment returns has made value stocks quite expensive relative to the rest of the market. A report from a major brokerage firm concluded that when measuring a company's stock price to the cash flow the company produced, value stocks are now selling at a higher price-to-cash flow than growth stocks for the first time since 1977.

The Performance Fund ended the year with an 8.49% return. Our continued concentration in the most undervalued portion of the stock market caused our return to lag behind the market index. We continue to believe growth stocks such as Apple, Cisco, Microsoft, General Electric, Procter & Gamble and Johnson & Johnson are all undervalued, yet the market has been reluctant to fully recognize the growth in these stocks, for the most part.




AVERAGE ANNUAL TOTAL RETURNS

                              1 Year   5 Years   10 Years

Performance Fund                8.49%     2.54%      5.45%

S&P 500 Index                  15.80%     6.16%      8.41%



The current market environment of slowing economic growth continues to resemble the 1994-1995 time period. During this period the Federal Reserve steadily increased interest rates to control inflation. U.S. GDP growth slowed to 1.1% and 0.7% during the first two quarters of 1995. Manufacturing activity began to contract in May of 1995 and stayed that way until August 1996. During that period, the S&P 500 soared 31% as the P/E multiple for stocks expanded from 16.0 to 17.2. That marked the beginning of a four-year period when the large-cap growth sector was the highest performing sector in the market. As we've said before, we can't be sure that we are in for a repeat performance, but we suspect that to be the case.

Since the S&P 500 peaked in 2000, the P/E multiple of the index has contracted and is now lower for three straight years in a row. Since value stocks have greatly risen during this period, growth stocks have borne the brunt of the multiple contraction. Since 1905, there have been only two time periods where multiples contracted for four straight years. One was during the Great Depression in the 1930s and the other was during the hyper-inflation of the 1970s. Neither period resembles our current economic environment.

We strongly doubt that we will see a fourth year of P/E multiple contraction. On the contrary, we expect the multiple for growth stocks to expand. Consequently, the Fund has continued to emphasize growth-oriented stocks in the portfolio. New purchases in the past year include BMC Software (computer software), IBM (computer services and hardware), Baxter International (medical devices), and Franklin Resources (mutual fund management).

                                                         PERFORMANCE     S&P 500
                                                               GROWTH     GROWTH
                                                      1996     10,000     10,000
                                                      1997     13,558     13,340
                                                      1998     17,865     17,155
                                                      1999     20,908     20,758
                                                      2000     18,232     18,869
                                                      2001     14,997     16,623
                                                      2002     11,498     12,946
                                                      2003     14,143     16,641
                                                      2004     15,176     18,452
                                                      2005     15,672     19,358
                                                      2006     17,002     22,416


TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800.223.0600.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006




                                        PERCENT
                                         OF NET                       MARKET
SECURITY                                 ASSETS   NUMBER OF SHARES    VALUE
--------------------------------------  --------  ----------------  ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                     7.3%
 Coach Inc. 1                                                6,000  $  257,760
 Comcast Corp. Cl A 1                                       14,000     592,620
 Costco Wholesale Corp.                                      3,000     158,610
 J C Penney Inc.                                             2,000     154,720
 McDonalds Corp.                                             6,000     265,980
 SPDR Consumer Discretionary 2                              11,600     444,976
 Walt Disney Company                                         6,000     205,620

                                                                     2,080,286


Consumer staples:                           8.1
 Altria Group Inc.                                           7,000     600,740
 Colgate Palmolive Co.                                       5,000     326,200
 Pepsico Inc.                                                6,000     375,300
 Procter & Gamble Co.                                        7,000     449,890
 SPDR Consumer Staples Select Sector 2                      20,500     535,460

                                                                     2,287,590


Energy:                                     6.9
 Exxon Mobil Corp.                                           5,000     383,150
 McDermott International Inc. 1                              6,000     305,160
 Oil Service Holders Trust 2                                 4,000     558,640
 SPDR Energy Select Sector 2                                12,000     703,560

                                                                     1,950,510


Financial services:                        18.0
 American Express Co.                                        8,600     521,762
 American International Group Inc.                           3,534     253,247
 Bank of America                                             3,000     160,170
 Citigroup Inc.                                              9,000     501,300
 Franklin Resources Inc.                                     2,500     275,425
 Hartford Financial Services Group                           2,500     233,275
 iShares Tr. DJ US Financial Sector 2                        4,500     529,515
 Merrill Lynch & Co. Inc.                                    5,000     465,500
 Metlife Inc.                                                5,000     295,050
 PNC Financial Services Group Inc.                           4,000     296,160
 Prudential Financial Inc.                                   2,500     214,650
 SPDR Financial Select Sector 2                              9,000     330,660
 St. Paul Travelers Companies, Inc.                          6,000     322,140
 W R Berkley Corp.                                           7,000     241,570
 Wells Fargo & Co.                                          13,000     462,280

                                                                     5,102,704


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2006




                                        PERCENT
                                         OF NET                       MARKET
SECURITY                                 ASSETS   NUMBER OF SHARES    VALUE
--------------------------------------  --------  ----------------  ----------

Healthcare:                                11.6%
 Baxter International Inc.                                   6,000  $  278,340
 Biogen Idec Inc. 1                                          4,000     196,760
 CIGNA Corp.                                                 1,000     131,570
 Covance Inc. 1                                              7,000     412,370
 Gilead Sciences Inc. 1                                      3,000     194,790
 iShares Tr. DJ US Health Care 2                             7,400     490,768
 Johnson & Johnson                                           6,000     396,120
 Laboratory America Holdings 1                               4,500     330,615
 SPDR Health Care Select Sector 2                            7,000     234,430
 Schering Plough Corp.                                      12,000     283,680
 Stryker Corp.                                               6,000     330,660

                                                                     3,280,103


Industrials:                                8.6
 Boeing Co.                                                  7,000     621,880
 General Electric Co.                                       14,000     520,940
 Honeywell International                                     7,000     316,680
 Manitowoc Company, Inc.                                     5,000     297,150
 United Technologies Corp.                                  11,000     687,720

                                                                     2,444,370


Materials:                                  1.0
 Albemarle Corp.                                             4,000     287,200

Technology:                                13.9
 Apple Computer Inc.                                         5,200     441,168
 BMC Software Inc. 1                                         8,000     257,600
 Ceridian Corp.                                             10,000     279,800
 Cisco Systems Inc.                                         12,000     327,960
 Electronic Data Systems Corp.                               4,000     110,200
 Google Inc. 1                                                 600     276,288
 Hewlett Packard Co.                                        10,000     411,900
 International Business Machines Corp.                       2,800     272,020
 MEMC Electronic Materials, Inc. 1                           2,000      78,280
 Microsoft Corp.                                            16,000     477,760
 Novellus Systems Inc. 1                                     3,000     103,260
 Oracle Corp. 1                                             11,000     188,540
 QLogic Corp. 1                                              6,000     131,520
 SPDR Technology Select Sector 2                            14,700     341,922
 Texas Instruments Inc.                                      8,000     230,400

                                                                     3,928,618




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2006




                                         PERCENT
                                          OF NET                       MARKET
SECURITY                                  ASSETS   NUMBER OF SHARES     VALUE
---------------------------------------  --------  ----------------  -----------

Telecommunications services:                 2.8%
 AT&T Inc.                                                    8,500  $   303,875
 iShares Tr. DJ US Telecomm. 2                               17,000      504,050

                                                                         807,925

Utilities:                                   2.2
 Duke Energy Corp.                                            8,000      265,680
 SPDR Utilites Select Sector 2                               10,000      367,200

                                                                         632,880


Diversified Indexed Trusts:                 13.2
 iShares Tr. MSCI Pacific ex-Japan 2                          1,000      125,240
 iShares Tr. MSCI EAFE Index 2                               25,000    1,830,500
 iShares Tr. Russell 1000 Growth 2                           16,000      880,480
 iShares Tr. Russell 1000 Large Cap. 2                        1,000       76,840
 iShares Tr. Russell 1000 Value 2                             5,000      413,500
 iShares Tr. Russell Mid Cap Growth 2                         4,000      412,280

                                                                       3,738,840

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $20,391,131)                         93.6                      26,541,026


INVESTMENT COMPANIES                         5.5
 First Eagle Funds Global A                                  20,658      946,157
 First American Treasury Oblig. Fund                         22,855       22,855
 Federated Prime Oblig. Fund                                600,000      600,000

TOTAL INVESTMENT COMPANIES
 (Cost $1,632,855)                           5.5                       1,569,012


TOTAL INVESTMENTS
 (Cost $22,023,986) 3                       99.1                      28,110,038





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2006




                              PERCENT
                               OF NET                       MARKET
SECURITY                       ASSETS   NUMBER OF SHARES     VALUE
----------------------------  --------  ----------------  -----------

OTHER ASSETS AND LIABILITIES      0.9%                    $   255,047


NET ASSETS                      100.0%                    $28,365,085



1  Non-income  producing  security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006





ASSETS:
Investments in securities, at market value
 (Cost basis - $22,023,986) (Notes A & D)                          $28,110,038

Receivables:
 Dividends and interest                                                 28,622
 Fund shares sold                                                      130,689
 Securities sold                                                       283,731

             Total receivables                                         443,042


Total assets                                                        28,553,080


LIABILITIES:

Payables:
             Accrued expenses (Note B)                                 (39,584)
 Fund shares redeemed                                                  (16,000)
 Securities purchased                                                 (132,411)

             Total payables                                           (187,995)


NET ASSETS                                                         $28,365,085



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of year                                                   1,360,475
 Net decrease (Note C)                                                (138,636)

 End of year                                                         1,221,839




NET ASSET VALUE, offering price and redemption price per share     $     23.22



NET ASSETS CONSIST OF:
 Paid in capital                                                   $22,256,308
 Net unrealized appreciation on investments                          6,086,052
 Undistributed net investment income                                     1,762
 Accumulated net realized gain on investments                           20,963

 Net Assets                                                        $28,365,085



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006




INVESTMENT INCOME (Note A):
 Dividends                                                    $   659,509


EXPENSES (Note B):
 Investment advisory fee                                          301,437
 Management fee                                                   180,863

Total expenses                                                    482,300


NET INVESTMENT INCOME                                             177,209


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                               3,590,216
 Change in unrealized appreciation of investments              (1,333,909)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS         2,256,307


NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 2,433,516




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS



             For The Years Ended December 31,
                          2006                          2005





INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $   177,209   $    55,492
 Net realized gain on investments                     3,590,216     1,727,540
 Change in unrealized appreciation of investments    (1,333,909)     (725,343)

Net increase in net assets from operations            2,433,516     1,057,689


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                            (175,996)      (55,970)
 From net realized gain on investments               (3,586,518)   (1,730,272)

Net decrease in assets from distributions to shareholders(3,762,514)   (1,786,242)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                  (3,432,373)   (4,986,704)

Total decrease in net assets                         (4,761,371)   (5,715,257)

NET ASSETS:
 Beginning of year                                   33,126,456    38,841,713


 End of year                                        $28,365,085   $33,126,456




UNDISTRIBUTED NET INVESTMENT INCOME                 $     1,762   $       549






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2006

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward as of December 31, 2006.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Net investment losses, if any, for tax purposes are reclassified to paid in capital.
(4) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return.
Management is currently evaluating the impact that FIN 48 will have on the financial

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


statements.  While  FIN  48  is  effective  for the Fund's fiscal year beginning
January 1, 2007, the effect will be contained within the June 30, 2007, semi-annual statement. In addition, in September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value
Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The application for SFAS 157 is required for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the financial statements.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.




B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with Parker Carlson & Johnson, Inc. (the "Adviser"), whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $301,437 for the year ended December 31, 2006.
The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $4,000 for the year ended December 31, 2006.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $180,863 for the year ended December 31, 2006.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.     CAPITAL SHARE TRANSACTIONS



                                For the Year Ended    For the Year Ended
                                 December 31, 2006    December 31, 2005


                                Shares    Dollars    Shares     Dollars
                                --------  ---------  ---------  ---------
Subscriptions                   57,692   $1,366,806    73,720   $ 1,803,608
Reinvestment of distributions  159,663    3,762,514    72,549     1,786,242

                               217,355    5,129,320   146,269     3,589,850
Redemptions                   (355,991)  (8,561,693) (346,391)   (8,576,554)

Net increase (decrease)       (138,636)  $3,432,373) (200,122)  $(4,986,704)

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006


D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2006, aggregated $32,494,229 and $39,512,646, respectively.
At December 31, 2006, gross unrealized appreciation on investments was $6,256,696 and gross unrealized depreciation on investments was $170,644 for a net unrealized appreciation of $6,086,052 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid





For the Year Ended December 31, 2006


Ordinary Income  Capital Gains   Total Distribution
---------------  --------------  ------------------

$       176,897  $   3,585,618   $        3,762,515



For the Year Ended December 31, 2005


Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   ------------------

$       153,521   $   1,632,721   $        1,786,242









Tax Basis of Distributable Earnings
As of December 31, 2006
Undistributed Ordinary Income         Undistributed Capital Gains   Unrealized Appreciation
------------------------------------  ----------------------------  ------------------------
$                       1,762         $                     20,963  $              6,086,052
------------------------------------  ----------------------------  ------------------------

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS








Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Year   2006      2005      2004      2003      2002
                                       ------    ------    ------    ------    ------
NET ASSET VALUE-BEGINNING OF YEAR      $ 24.35   $ 24.89   $ 24.51   $ 19.95   $ 26.02

Income from investment operations:
   Net investment income (loss)           0.16      0.04      0.07      0.03     (0.07)
   Net realized and unrealized
      gain (loss) on securities           1.86      0.78      1.72      4.56     (6.00)

TOTAL FROM INVESTMENT OPERATIONS          2.02      0.82      1.79      4.59     (6.07)

Less distributions:
   From net investment income            (0.16)    (0.04)    (0.07)    (0.03)     ---
   From net realized gain
     on investments                      (2.99)    (1.32)    (1.34)     ---       ---

TOTAL DISTRIBUTIONS                      (3.15)    (1.36)    (1.41)    (0.03)    (0.00)

NET ASSET VALUE-END OF YEAR            $  23.22   $ 24.35   $ 24.89   $ 24.51   $ 19.95


TOTAL RETURN                              8.49%     3.27%     7.30%    23.00%   (23.33)%

RATIOS TO AVERAGE NET ASSETS
   Expenses                               1.60%     1.60%     1.52%     1.50%      1.50%
   Net investment income (loss)           0.59%     0.16%     0.28%     0.13%    (0.17)%

Portfolio turnover rate                 112.06%    73.99%    54.69%   134.24%     79.86%

Net assets at end of year (000's)       $28,365   $33,126   $38,842   $37,793   $ 34,387


See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Performance Fund:
We have audited the accompanying statement of assets and liabilities of PC&J Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Cincinnati, Ohio
February 21, 2007

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2006 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2006) and held for the six months ended December 31, 2006.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.




                                                      Ending Account
                          Beginning Account Value         Value          Expenses Paid
                                July 1, 2006        December 31, 2006   During Period*

Actual
                          $               1,000.00  $         1,083.11  $          8.40
Hypothetical (5% return
before expenses)          $               1,000.00  $         1,017.14  $          8.13


* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the Fund's fiscal year.

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006 (Unaudited)


PORTFOLIO CHARACTERISTICS





INDUSTRY SECTOR               % OF NET ASSETS
----------------------------  ----------------
Consumer discretionary                    7.3%
Consumer staples                          8.1
Energy                                    6.9
Financial services                       18.0
Healthcare                               11.6
Industrials                               8.6
Materials                                 1.0
Technology                               13.9
Telecommunications services               2.8
Utilities                                 2.2
Diversified indexed trusts               13.2
Investment Companies                      5.5
Other assets and liabilities              0.9
Total                                   100.0%
                              ----------------


PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Retired from Neff Packaging Solutions Inc. (paper container
manufacturer).  Joined firm in 1959; from June 1980 to
June 2001, Chairman and CEO of Neff Packaging; from June
2001 to May 2005, Consultant to Neff Packaging.           None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J  PERFORMANCE  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and Service Corp. since 1998;
 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and Service Corp. since
 1982.                                                     None
---------------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.













ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2005          $ 14,250
     FY 2006          $ 15,000






(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2005          $ None                    $ None
     FY 2006          $ None                         $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2005          $ 1,750                         $ None
     FY 2006          $ 1,837                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2005          $ None                         $ None
     FY 2006          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

     Audit-Related Fees:     None                    None
Tax Fees:          None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2005          $ 1,750                         $ None
     FY 2006          $ 1,837                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 22, 2007

By
/s/
---
     Kathleen Carlson, Treasurer

Date     February 22, 2007